Cover	Mar. 14, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2024
Entity File Number	001-41231
Entity Registrant Name	TC Biopharm (Holdings) PLC
Entity Central Index Key	0001872812
Entity Address, Address Line One	Maxim 1
Entity Address, Address Line Two	2 Parklands Way
Entity Address, Address Line Three	Holytown
Entity Address, City or Town	Motherwell
Entity Address, Country	GB
Entity Address, Postal Zip Code	ML1 4WR
City Area Code	+44 (0) 141
Local Phone Number	433 7557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
American Depositary Shares Each Representing [Member]
Title of 12(b) Security	American Depositary Shares, each representing twenty Ordinary Shares, nominal value £0.0001 per share
Trading Symbol	TCBP
Security Exchange Name	NASDAQ
Ordinary Shares Nominal Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Ordinary Shares, nominal value £0.0001 per share*
Trading Symbol	N/A
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants
Trading Symbol	TCBPW
Security Exchange Name	NASDAQ